K&L Gates LLP

One Lincoln Street

Boston, MA 02111

July 9, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Grosvenor Registered Multi-Strategy (TI 2) Fund, LLC (“TI 2 Fund”)

Pre-Effective Amendment No. 1 to Registration Statement on Form N-2

(333-189636; 811-22352)

To Whom It May Concern:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), on behalf of the above-captioned fund (the “Registrant”) is Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-2 (the “Amendment”). The Amendment is being filed solely to complete the initial 1933 Act registration statement on Form N-2 filed with the Commission on June 27, 2013, which, due to an oversight in the filing process, omitted much of Parts A, B and C of the form.

Thank you for your attention to these matters. Please direct any questions to the undersigned at (617) 261-3231.

Sincerely,
/s/ George J. Zornada
George J. Zornada